Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible assets

Note 6. Intangible assets

At June 30, 2023 and December 31, 2022, intangible assets consisted of the following:

	June 30,	December 31,
	2023	2022
Software	$69,817	$72,421
Application development	1,261,112	1,275,669
	1,330,929	1,348,090
Accumulated amortization	(632,476)	(415,091)
Intangible assets, net of accumulated amortization	$698,453	$932,999

Based on the carrying value of definite-lived intangible assets as of June 30, 2023, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Periods Ended June 30,
2024	$404,729
2025	263,266
2026	30,458
Total amortization expense	$698,453

Amortization expense of intangible assets for the six months ended June 30, 2023 and 2022 were $226,406 and $125,488, respectively.

During the six months ended June 30, 2023 and 2022, the Company acquired intangible assets of $nil and $419,873, respectively.